Retirement Plans - Summary of Categories in Fair Value Hierarchy (Details 9) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair values of pension plan assets
Total	$ 329,581	$ 329,078
Equity Securities [Member] | UNITED STATES
Fair values of pension plan assets
Total	174,153	175,293
Equity Securities [Member] | Outside United States of America [Member]
Fair values of pension plan assets
Total	14,050	16,866
Equity Funds [Member] | UNITED STATES
Fair values of pension plan assets
Total	13,077	12,454
Equity Funds [Member] | Outside United States of America [Member]
Fair values of pension plan assets
Total	15,636	15,711
Corporate Bond [Member]
Fair values of pension plan assets
Total	47,417	50,199
Cash and Cash Equivalents [Member]
Fair values of pension plan assets
Total	5,889	9,994
US States and Political Subdivisions Debt Securities [Member]
Fair values of pension plan assets
Total	14,484	10,487
Partnership [Member]
Fair values of pension plan assets
Total	11,239	9,010
Hedge Funds, Equity [Member]
Fair values of pension plan assets
Total	5,367	11,147
Hedge Funds, Global Opportunity [Member]
Fair values of pension plan assets
Total	11,679	10,958
Mortgage Backed Securities [Member]
Fair values of pension plan assets
Total	3,796	5,176
Annuitization Benefit [Member]
Fair values of pension plan assets
Total	12,475	1,620
Other asset-backed securities [Member]
Fair values of pension plan assets
Total	319	163
Quoted Prices in Active Markets for Identical (Level 1) [Member]
Fair values of pension plan assets
Total	194,090	202,153
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Equity Securities [Member] | UNITED STATES
Fair values of pension plan assets
Total	174,153	175,293
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Equity Securities [Member] | Outside United States of America [Member]
Fair values of pension plan assets
Total	14,048	16,866
Quoted Prices in Active Markets for Identical (Level 1) [Member] | Cash and Cash Equivalents [Member]
Fair values of pension plan assets
Total	5,889	9,994
Significant Other Observable Inputs (Level 2) [Member]
Fair values of pension plan assets
Total	94,731	94,190
Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | Outside United States of America [Member]
Fair values of pension plan assets
Total	2
Significant Other Observable Inputs (Level 2) [Member] | Equity Funds [Member] | UNITED STATES
Fair values of pension plan assets
Total	13,077	12,454
Significant Other Observable Inputs (Level 2) [Member] | Equity Funds [Member] | Outside United States of America [Member]
Fair values of pension plan assets
Total	15,636	15,711
Significant Other Observable Inputs (Level 2) [Member] | Corporate Bond [Member]
Fair values of pension plan assets
Total	47,417	50,199
Significant Other Observable Inputs (Level 2) [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair values of pension plan assets
Total	14,484	10,487
Significant Other Observable Inputs (Level 2) [Member] | Mortgage Backed Securities [Member]
Fair values of pension plan assets
Total	3,796	5,176
Significant Other Observable Inputs (Level 2) [Member] | Other asset-backed securities [Member]
Fair values of pension plan assets
Total	319	163
Significant Unobservable Inputs (Level 3) [Member]
Fair values of pension plan assets
Total	40,760	32,735
Significant Unobservable Inputs (Level 3) [Member] | Partnership [Member]
Fair values of pension plan assets
Total	11,239	9,010	6,330
Significant Unobservable Inputs (Level 3) [Member] | Hedge Funds, Equity [Member]
Fair values of pension plan assets
Total	5,367	11,147	9,937
Significant Unobservable Inputs (Level 3) [Member] | Hedge Funds, Global Opportunity [Member]
Fair values of pension plan assets
Total	11,679	10,958	10,395
Significant Unobservable Inputs (Level 3) [Member] | Annuitization Benefit [Member]
Fair values of pension plan assets
Total	$ 12,475	$ 1,620	$ 1,681